In Retirement Fund
IN RETIREMENT FUND
Investment Objective
The Fund seeks to provide income and capital growth.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section, beginning on pages 103 and 106, respectively of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 24 of the Fund's Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees In Retirement Fund		Class A		Class R1	Class R2	Class R3	Class R4	Class R5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	[1]	none	none	none	none	none
Maximum Deferred Sales Charge (Load)	[2]	1.00%	[1]	none	none	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	[1]	none	none	none	none	none
[1]	Class A Shares are not currently offered to new shareholders.
[2]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses In Retirement Fund		Class A Shares	Class R1 Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares
Advisory Fee	[1]	none	none	none	none	none	none
Distribution (12b-1) Fees	[1][2]	0.25%	none	none	0.25%	0.25%	0.50%
Other Expenses	[1][3]	none	none	0.25%	0.25%	none	none
Acquired (Underlying) Fund Fees and Expenses	[1]	0.62%	0.62%	0.62%	0.62%	0.62%	0.62%
Total Annual Fund Operating Expenses	[1]	0.87%	0.62%	0.87%	1.12%	0.87%	1.12%
[1]	"Total Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. Class R4 and R5 Shares are new and "Other Expenses" have been estimated. Effective October 1, 2010, Russell Investment Management Company ("RIMCo"), has agreed to assume the responsibility of payment for all operating expenses other than Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.
[2]	(including shareholder services fees of 0.25% for Class R4 and R5 Shares)
[3]	(including shareholder services fees of 0.25% for Class R2 and R3 Shares)

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example In Retirement Fund (USD $)	Class A Shares	Class R1 Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares
1 Year	659	63	89	114	89	114
3 Years	837	199	278	356	278	356
5 Years	1,029	346	482	617	482	617
10 Years	1,586	774	1,073	1,363	1,073	1,363

Portfolio Turnover
The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds' performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.
Investments, Risks and Performance Principal Investment Strategies of the Fund
The Fund is a "fund of funds" and invests only in the Shares of other Russell Investment Company ("RIC") Funds (the "Underlying Funds"). The In Retirement Fund is intended for investors who have reached retirement age and are no longer contributing to their retirement savings. The Fund seeks to achieve its investment objective by investing in Shares of the Underlying Funds which represent various asset classes. The allocation of the Fund's assets to the Underlying Funds in which it invests is approximately 26% to equity Underlying Funds, 68% to fixed income Underlying Funds and 6% to alternative Underlying Funds. The Fund's allocation does not shift over time. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds or that seek returns with a low correlation to global equity markets.

Russell Investment Management Company ("RIMCo"), the Fund's investment adviser, may modify the target asset allocation for the Fund, including changes to the Underlying Funds in which the Fund invests, from time to time. RIMCo's allocation decisions are generally based on capital markets research, including factors such as RIMCo's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In the future, the Fund may also invest in other RIC Underlying Funds. The Fund's actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 5% at the equity, fixed income or alternative category level based on RIMCo's capital markets research, and/or (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.

The fixed asset allocation of the Fund to the Underlying Funds in which it invests is intended to support an inflation-adjusted average annual withdrawal rate of 4% of initial investment over a long-term time horizon (approximately 20 years) with a portion of the initial investment remaining at the end of that time horizon. However, neither the Fund nor RIMCo represent or guarantee that the Fund will be able to meet this goal.

Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Principal Risks of Investing in the Fund
An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Investing in Affiliated Underlying Funds. The assets of the Fund are invested principally in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor with a particular time horizon or that the recommended asset allocation will meet an investor's retirement savings goals.
The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:
  Active Management. Despite strategies designed to achieve the Underlying Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Underlying Fund and you could lose money. The securities selected for the portfolio may not perform as RIMCo or the Underlying Fund's money managers expect. Additionally, securities selected may cause an Underlying Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess an Underlying Fund's portfolio characteristics and it is possible that its judgments regarding an Underlying Fund's risk/return profile may prove incorrect. In addition, actions taken to modify overall portfolio characteristics, including risk, may be ineffective and/or cause the Underlying Fund to underperform.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price. In rising markets, defensive stocks are likely to underperform growth, value and dynamic stocks and the relative performance of stocks selected pursuant to a defensive style may fluctuate over time. Dynamic stocks have higher than average stock price volatility and may experience sharp declines in value.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. Volatility in interest rates and in fixed income markets may increase the risk that the Underlying Fund's investments in fixed income securities could lose money. In addition, the Underlying Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Debt Securities ("High Yield" or "Junk Bonds"). Non-investment grade debt securities involve higher volatility and higher risk of default than investment grade bonds.
  U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Underlying Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Money Market Securities (Including Commercial Paper). Prices of money market securities generally rise and fall in response to interest rate changes.
  Asset-Backed Commercial Paper. Investment in asset-backed commercial paper is subject to the risk that insufficient proceeds from the projected cash flows of the contributed receivables are available to repay the commercial paper.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received. The highly leveraged nature of many such loans, including bank loans, and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions and/or changes in the financial condition of the debtor. Investments in bank loans are typically subject to the risks of floating rate securities.
  Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
  Derivatives. Investments in a derivative instrument could lose more than the principal amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Underlying Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other investments. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Credit Default Swaps. Credit default swap agreements may involve greater risks than if the Underlying Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk and counterparty risk.
  Leveraging Risk. As a result of certain Underlying Fund's use of derivatives, the Underlying Funds may be subject to leveraging risk. Leverage tends to exaggerate the effect of any increase or decrease in the value of a security, which exposes the Underlying Fund to a heightened risk of loss.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short sales have the potential for unlimited loss.
  Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk. Exposure to the commodities markets may subject the Underlying Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Large Redemptions. The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of an Underlying Fund's securities, result in greater market or liquidity risk or cause difficulty valuing an Underlying Fund's portfolio instruments or achieving an Underlying Fund's objective.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo currently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

Please refer to the "Risks" section in the Fund's Prospectus for further information.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class R1 Shares varies over the life of the Fund. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class R1 returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown for only one Class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
Class R1 Calendar Year Total Returns

Highest Quarterly Return: 11.39% (2Q/09) Lowest Quarterly Return: (5.10)% (3Q/11)
Average annual total returns for the periods ended December 31, 2013
Average Annual Total Returns In Retirement Fund	1 Year	5 Years	Since Inception
Class A	(0.52%)	8.71%	4.06%
Class R2	5.48%	10.00%	5.14%
Class R3	5.13%	9.70%	4.84%
Class R4
Class R5
Class R1	5.68%	10.27%	5.39%
Class R1 Return After Taxes on Distributions	3.72%	8.69%	3.90%
Class R1 Return After Taxes on Distributions and Sale of Fund Shares	4.13%	7.64%	3.72%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	(2.02%)	4.44%	4.39%